EVENTS AFTER THE REPORTING DATE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options	Dec. 31, 2020 Options
EVENTS AFTER THE REPORTING DATE
Amount of cash paid | $	$ 4,183	$ 4,367
Number of shares issued for acquisition | Options	1,228,410	1,600,499	0